Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 0.0
Effective tax rate	19.16%	0.89%
Tax Receivable Agreement [Member]
Income Tax Disclosure [Line Items]
Percentage of tax realized payable to each of the parties pursuant to the agreement	85.00%
Jaws Sponsor LLC [Member] | Tax Receivable Agreement [Member]
Income Tax Disclosure [Line Items]
Numerator factor in determining the amount payable to the sponsor pursuant to the agreement	0.15
Denominator factor in determining the amount payable to the sponsor pursuant to the agreement	0.85
Other Liabilities
Income Tax Disclosure [Line Items]
Deferred tax liabilities	$ 1.2